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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]: Amendment Number ________________

   This Amendment (Check only one):   [_] is a restatement
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TD Securities Inc.
Address: Toronto Dominion Bank Tower
         Toronto-Dominion Centre
         Toronto, Ontario M5k 1A2, Canada

Form 13F File Number: 28-11512

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert O'Leary
Title:   Managing Director
Phone:

Signature, Place, and Date of Signing:

/S/ Robert O'Leary    Toronto, Ontario    Nov 14, 2012
-------------------   -----------------   -------------
   [Signature]         [City, State]         [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[X] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number                        Name
   28-11527                                    The Toronto-Dominion Bank

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